Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000226875 | SK Hynix8725221
Holdings [Line Items]
Percent of Total Investments	3.30%
C000226875 | MTN Group8725269
Holdings [Line Items]
Percent of Total Investments	3.20%
C000226875 | Las Vegas Sands8725109
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226875 | China Overseas Land & Investment8725158
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226875 | Samsung Electronics8725218
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226875 | B3 - Brasil Bolsa Balcao8725118
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226875 | HDFC Bank8725196
Holdings [Line Items]
Percent of Total Investments	2.90%
C000226875 | Ping An Insurance Group of China8725174
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226875 | Gree Electric Appliances of Zhuhai8725146
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | Banco Bradesco8725250
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226875 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226875 | Macao
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000226875 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000226875 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226875 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000226875 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000226875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000226875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000226875 | China
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000226877 | STMicroelectronics8725203
Holdings [Line Items]
Percent of Total Investments	5.60%
C000226877 | Nidec8725257
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226877 | Nokia8725184
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226877 | Kering8725197
Holdings [Line Items]
Percent of Total Investments	3.50%
C000226877 | SK Hynix8725268
Holdings [Line Items]
Percent of Total Investments	3.40%
C000226877 | Infineon Technologies8725171
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226877 | Nutrien8725150
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226877 | UBS Group8725159
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226877 | Banco Bilbao Vizcaya Argentaria8725173
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226877 | Sands China8725237
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226877 | China
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000226877 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226877 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226877 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000226877 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226877 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000226877 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000226877 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226877 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000226877 | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243045 | Las Vegas Sands8725328
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243045 | ON Semiconductor8725357
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243045 | Citigroup8725302
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243045 | Bank of America8725290
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243045 | Target8725381
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243045 | Patterson-UTI Energy8725360
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243045 | Synchrony Financial8725372
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243045 | Capital One Financial8725296
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | Tapestry8725378
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | Lear8725333
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000243045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000243045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%